Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Azul S.A. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2022 with the Securities and Exchange Commission (the “SEC”) on April 20, 2023 (the “Original Filing”). This Amendment No. 1 on Form 20-F/A (this “Amendment”) is filed by the Company with the SEC solely to amend the Reports of Independent Registered Public Accounting Firm of Ernst & Young Auditores Independentes S/S Ltda. (“EY”), the Company’s independent registered public accounting firm, in Item 18 “Financial Statements” in the Original Filing to correct errors in such reports. This Amendment corrects the Report of Independent Registered Public Accounting Firm of EY on financial statements appearing on pages F-3 to F-5 of the Original Filing by deleting from such report three paragraphs commencing “We obtained an understanding, evaluated the design and tested the operating effectiveness of the controls over…”, each of which was included under the sub-heading “How We Addressed the Matter in our audit” therein. This Amendment also corrects the Report of Independent Registered Public Accounting Firm of EY on internal control over financial reporting appearing on page F-6 of the Original Filing by inserting the following sentence into such report: “These material weaknesses were considered in determining the nature, timing and extent of audit tests applied in our audit of the 2022 consolidated financial statements, and this report does not affect our report dated April 19, 2023, which expressed an unqualified opinion thereon.” In addition, this Amendment also amends Item 19 “Exhibits” in the Original Filing by (i) replacing EY’s Consent of Independent Registered Public Accounting Firm with an updated Consent of Independent Registered Public Accounting Firm attached to this Amendment as Exhibit 23.1, and (ii) as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, including as Exhibits to this Amendment currently dated certifications from the Company’s Chief Executive Officer and Chief Financial Officer as required by Section 302 and 906 of the Sarbanes-Oxley Act of 2002, which certifications are attached to this Amendment as Exhibits 12.1, 12.2, 13.1 and 13.2. Except as described above, this Amendment does not modify or update disclosures in, or exhibits to, the Original Filing. Therefore, this Amendment speaks as of April 20, 2023 (the filing date of the Original Filing) and, except as described above, does not modify or update any other disclosures contained in the Original Filing for other events or information subsequent to the date of the filing of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and the Company’s filings with the SEC subsequent to the filing of the Original Filing. For the avoidance of doubt, there have been no changes to the Company’s consolidated financial statements set forth in the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38049
Entity Registrant Name	AZUL SA
Entity Central Index Key	0001432364
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Marcos Penteado de Ulhôa Rodrigues, n. 939, 8th floor Edifício Jatobá, Condomínio Castelo Branco Office Park
Entity Address, City or Town	Barueri
Entity Address, Country	BR
Entity Address, Postal Zip Code	06460-040
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Ernst & Young Auditores Independentes S/S Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1448
Preferred Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Preferred Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	335,623,408
American Depositary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing three Preferred Shares
Trading Symbol	AZUL
Security Exchange Name	NYSE
Common Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	928,965,058
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Marcos Penteado de Ulhôa Rodrigues, n. 939, 8th floor Edifício Jatobá, Condomínio Castelo Branco Office Park
Entity Address, City or Town	Barueri
Entity Address, Country	BR
Entity Address, Postal Zip Code	06460-040
Contact Personnel Name	Alexandre Wagner Malfitani
Contact Personnel Email Address	invest@voeazul.com.br